Investments in Associates and Joint Ventures - Roll forward (Details) $ in Thousands, € in Millions	1 Months Ended				12 Months Ended
	Sep. 30, 2017 MXN ($)	Mar. 31, 2017 MXN ($)	Jul. 31, 2015 EUR (€)	Jul. 31, 2015 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of Associate and Joint Ventures [Line Items]
At January 1					$ 12,092,254	$ 9,271,901
Share of profit (loss) of associates and joint ventures accounted for using equity method					1,913,273	1,139,604	$ 35,399
Foreign currency translation adjustments					52,796	1,518,962
Other					26,316	31,583
At December 31					14,110,752	12,092,254	$ 9,271,901
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. ("GTAC")
Disclosure of Associate and Joint Ventures [Line Items]
At January 1					728,504
Long-term loans granted to GTAC, net					222,846	140,871
Payment of principal and interest					(251,830)
At December 31					720,806	728,504
Periodico Digital Sendero, S.A. P.I. de C.V. and subsidiary ("PDS")
Disclosure of Associate and Joint Ventures [Line Items]
Investments in associates and joint ventures	$ 42,500	$ 120,000			162,500
At December 31					180,159
The Second Screen Company Latam, S.L. ("The Second Screen")
Disclosure of Associate and Joint Ventures [Line Items]
At January 1					57,662
Investments in associates and joint ventures						54,228
At December 31					58,672	57,662
Televisa CJ Grand, S.A. de C.V. ("Televisa CJ Grand")
Disclosure of Associate and Joint Ventures [Line Items]
At January 1					9,222
At December 31						9,222
UHI
Disclosure of Associate and Joint Ventures [Line Items]
At January 1					7,236,587
At December 31					8,144,843	7,236,587
Imagina
Disclosure of Associate and Joint Ventures [Line Items]
At January 1					2,962,102
Investments in associates and joint ventures			€ 19.2	$ 341,710
At December 31					3,845,823	2,962,102
Ocesa Entretenimiento, S.A. de C.V. and subsidiaries (collectively, "OCEN")
Disclosure of Associate and Joint Ventures [Line Items]
At January 1					998,117
Dividends from OCEN					(136,000)	(86,000)
At December 31					1,059,391	998,117
Other
Disclosure of Associate and Joint Ventures [Line Items]
At January 1					100,060
Investments in associates and joint ventures					28,597	21,105
At December 31					$ 101,058	$ 100,060